SHARE-BASED PAYMENTS - Options granted to non-employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Number of options
Number of options, Granted (in shares)	0	0
Number of options, Exercised (in shares)						(12,903,413)
Aggregate intrinsic Value
Number of options, Exercised (in shares)						12,903,413
Options granted to non-employees | 2008 Plan
Number of options
Number of options, Beginning of the year (in shares)	1,471,677	1,471,677
Number of options, Exercised (in shares)	(30,500)	(30,500)
Number of options, End of the year (in shares)	1,441,177	1,441,177		1,471,677
Vested and expected to vest, End of the year (in shares)	1,838,173						1,838,173
Exercisable, End of the year (in shares)	1,410,677						1,410,677
Weighted-average exercise price
Weighted-average exercise price, Beginning of the year (in dollars per share) | $ / shares	$ 0.70
Weighted-average exercise price, Exercised (in dollars per share) | $ / shares	0.75
Weighted-average exercise price, End of the year (in dollars per share) | $ / shares	0.70		$ 0.70
Weighted-average exercise price, Vested and expected to vest at end of the year (in dollars per share) | $ / shares	0.65
Weighted-average exercise price, Exercisable at end of the year (in dollars per share) | $ / shares	0.70
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share) | $ / shares	2.47
Weighted-average grant-date fair value, Granted (in dollars per share) | $ / shares	0		0		$ 9.06
Weighted-average grant-date fair value, Exercised (in dollars per share) | $ / shares	2.20
Weighted-average grant-date fair value, End of the year (in dollars per share) | $ / shares	2.46		$ 2.47
Weighted-average grant-date fair value, Vested and expected to vest at end of the year (in dollars per share) | $ / shares	2.46
Weighted-average grant-date fair value, Exercisable at end of the year (in dollars per share) | $ / shares	$ 2.49
Weighted-average remaining contractual term
Weighted-average remaining contractual term (in years)	7 years 8 months 1 day	7 years 8 months 1 day		9 years 8 months 1 day
Weighted-average remaining contractual term, Vested and expected to vest at end of the year (in years)	7 years 8 months 1 day	7 years 8 months 1 day
Weighted-average remaining contractual term, Exercisable at end of the year (in years)	7 years 7 months 20 days	7 years 7 months 20 days
Aggregate intrinsic Value
Aggregate intrinsic Value | $	$ 7,645		$ 4,657
Aggregate intrinsic Value, Vested and expected to vest at end of the year | $	7,645
Aggregate intrinsic Value, Exercisable at end of the year | $	6,856
Intrinsic value of options exercised	$ 3,134	¥ 20,448		¥ 19,677		¥ 15,703
Number of options, Exercised (in shares)	30,500	30,500
Weighted average grant-date fair value of equity awards granted | $ / shares	$ 0		$ 0		9.06
Total fair value of the equity awards vested | ¥		¥ 0		¥ 770		¥ 21,199
Unrecognized share-based compensation expenses of unvested and vested but not exercisable | ¥							¥ 0
Options granted to non-employees | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares)	0	0		0
Number of options, Granted (in shares)	0	0		0
Number of options, End of the year (in shares)	0	0		0		0
Restricted Shares | 2017 Plan
Number of options
Number of options, Beginning of the year (in shares)	6,331,464	6,331,464
Number of options, Granted (in shares)	4,599,432	4,599,432
Number of options, Vested and issued (in shares)	(1,729,254)	(1,729,254)
Number of options, Forfeited (in shares)	(913,502)	(913,502)
Number of options, End of the year (in shares)	8,288,140	8,288,140		6,331,464
Vested and expected to vest, End of the year (in shares)	6,581,734						6,581,734
Weighted-average grant-date fair value
Weighted-average grant-date fair value, Beginning of the year (in dollars per share) | $ / shares	$ 7.29
Weighted-average grant-date fair value, Granted (in dollars per share) | $ / shares	5.23		5.65		10.41
Weighted-average exercise price, Vested and issued (in dollars per share) | $ / shares	7.60
Weighted-average grant-date fair value, Forfeited/Expired (in dollars per share) | $ / shares	6.79
Weighted-average grant-date fair value, End of the year (in dollars per share) | $ / shares	6.14		7.29
Aggregate intrinsic Value
Weighted average grant-date fair value of equity awards granted | $ / shares	$ 5.23		$ 5.65		$ 10.41
Unrecognized share-based compensation expenses of unvested and vested but not exercisable	$ 40,798						¥ 266,208
Estimated weighted-average amortization period	2 years 6 months 14 days	2 years 6 months 14 days
Restricted shares to non-employees | 2017 Plan
Number of options
Number of options, Granted (in shares)	189,715	189,715		9,413		6,000